New or revised IFRSs not yet adopted	12 Months Ended
Dec. 31, 2023
New Or Revised Ifrss Not Yet Adopted
New or revised IFRSs not yet adopted

26. New or revised IFRSs not yet adopted

Effective for annual reporting periods beginning on or after

Amendments to IFRS 16	Lease liability in a Sale and Leaseback	January 1, 2024
Amendments to IAS 1	Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants	January 1, 2024

Amendments to IAS 7 and IFRS 7 Amendments to IAS 21	Disclosure: Supplier Finance Arrangements Lack of exchangeability	January 1, 2024 January 1, 2025

The directors anticipate that the application of all new and amendments to IFRSs will have no material impact on the financial statements in the foreseeable future.

ESGL Holdings Limited

Notes to the Financial Statements for the Financial Years ended December 31, 2023 and 2022